COMMITMENTS AND CONTINGENCIES - Legal Proceedings (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
General and administrative expenses
Legal Proceedings
Legal proceedings and settlement amount	$ 36.2